Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Mutual funds	$35,317,606	$—	$—	$35,317,606
Common stock	4,939,993	—	—	$4,939,993
Collective trust investment - stable value fund	—	8,668,260	—	$8,668,260
Subtotal	$40,257,599	$8,668,260	$—	$48,925,859

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Mutual funds	$218,201,176	$—	$—	$218,201,176
Common stock	8,014,029	—	—	8,014,029
Collective trust investment - stable value fund	—	8,921,892	—	8,921,892
Subtotal	$226,215,205	$8,921,892	$—	$235,137,097